Cover	Sep. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-55889
Entity Registrant Name	NETBRANDS CORP.
Entity Central Index Key	0001725911
Entity Tax Identification Number	82-3707673
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4042 Austin Boulevard
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Island Park
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11558
City Area Code	(800)
Local Phone Number	550-5996
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false